Revenues - Schedule of Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract assets, beginning
Contract assets, ending	899
Change in contract assets - decrease	(899)
Contract liabilities, beginning
Contract liabilities, ending	366
Change in contract liabilities - increase	366
Contract Assets and Liabilities [Member]
Contract assets, beginning	1,140
Contract assets, ending	899	1,140
Change in contract assets - decrease	241
Contract liabilities, beginning	186
Contract liabilities, ending	1,093	$ 186
Change in contract liabilities - increase	$ 907